Companies and businesses acquired and divested - Additional Information (Detail) € in Millions	Jul. 21, 2023	Jun. 01, 2023 EUR (€)	Feb. 29, 2024 EUR (€)	Jul. 04, 2023 EUR (€)	Apr. 04, 2023
Royal London [Member]
Disclosure of detailed information about business combination [Line Items]
Number of sale of high-net worth individual customers					400,000
Poland and romania [member] | Vienna Insurance Group AG Wiener Versicherung Gruppe [Member]
Disclosure of detailed information about business combination [Line Items]
Business sold, business combination		€ 125
INDIA | Bandhan Financial Holdings Limited [Member] | Aegon Life Insurance Co. ltd [member]
Disclosure of detailed information about business combination [Line Items]
Percentage of sale of stake in associate	56.00%
Netherlands [member] | ASR [Member] | Strategic Sale [Member] | Discontinued operations [member]
Disclosure of detailed information about business combination [Line Items]
Gross cash receivable				€ 2,200
Netherlands [member] | Vereniging Aegon [member] | ASR [Member] | Strategic Sale [Member]
Disclosure of detailed information about business combination [Line Items]
Percentage of voting equity interests acquired				30.00%
Vienna Insurance Group AG Wiener Versicherung Gruppe [Member]
Disclosure of detailed information about business combination [Line Items]
Gain (loss) on disposal of Investment		€ (78)
Nationwide Building Society [Member]
Disclosure of detailed information about business combination [Line Items]
Total consideration transferred			€ 41
Goodwill recognised as of acquisition date			23
Identifiable intangible assets recognised as of acquisition date			40
DeferredConsiderationAtAcquisitionDate			€ 11